Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Disclosure Detailed information of trade and other payables [Text Block]
The balance of trade and other payables, as of December 31, 2018 and 2017, is comprised as follows
:

	2018	2017
Suppliers	6,878,510	5,088,957
Partners’ advances	874,010	880,420
Withholding tax	246,867	376,169
Related parties (Note 29)	116,418	129,520
Insurance and reinsurance	211,883	121,555
Agreements in transport contracts (1)	210,196	91,324
Deposits received from third parties	49,158	25,523
Dividends payable	84,657	3,723
Various creditors	304,613	280,485
	8,976,312	6,997,676
Current	8,945,790	6,968,207
Non–current	30,522	29,469
	8,976,312	6,997,676

(1)
Corresponds to the value of debt from agreements in transport contracts of oil pipelines and poliducts, impacted by volumetric adjustments, compensation for quality and other inventory management agreements.